UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              143

Form 13F Information Table Value Total:              $221,231
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AMLI Residential Properties Tr       STOCK  001735109    3,588     127,000    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101    6,659     214,200    SH              SOLE      NONE                   NONE
Arden Realty Inc                     STOCK  039793104    3,463     107,100    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105    3,874     422,500    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301      396      13,000    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103    1,724     130,900    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203      489      16,000    SH              SOLE      NONE                   NONE
BPP Liquidating Trust                STOCK  12232C108        3      11,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106    1,710      41,900    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111      175       6,352    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103    5,355     271,116    SH              SOLE      NONE                   NONE
Cornerstone Realty Income Trus       STOCK  21922V102    2,575     275,400    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105    5,625     313,000    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103    5,903     146,104    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505      139       4,000    SH              SOLE      NONE                   NONE
Equity One Inc                       STOCK  294752100    2,681     139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206    3,585      77,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    9,703     245,651    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106        5       1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101        0         640    SH              SOLE      NONE                   NONE
Lion Gables Residential Trust        STOCK  362418105    6,304     173,900    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105    4,083     182,700    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102    9,169     338,350    SH              SOLE      NONE                   NONE
Great Lakes REIT                     STOCK  390752103      469      30,300    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109    5,547     196,000    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106    5,972     147,100    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104    4,377     102,500    SH              SOLE      NONE                   NONE
Heritage Property Investment T       STOCK  42725m107    1,393      44,800    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108    5,072     193,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102    1,499      32,300    SH              SOLE      NONE                   NONE
Hovnanian Enterprises Inc            STOCK  442487203      259       6,000    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101    7,889     698,100    SH              SOLE      NONE                   NONE
iStar Financial Inc                  STOCK  45031U101      423      10,000    SH              SOLE      NONE                   NONE
Keystone Property Trust              STOCK  493596100    5,394     221,900    SH              SOLE      NONE                   NONE
CRT Properties Inc                   STOCK  500228101      939      40,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101    6,021     276,300    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104    2,317      51,600    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108       25       5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    7,370     198,500    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109    3,714      69,700    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104    2,347      76,200    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102    1,001      53,600    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104    6,639     298,100    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106    6,660     243,510    SH              SOLE      NONE                   NONE
NVR Inc                              STOCK  62944T105      276         600    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       98       9,000    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    9,178     243,694    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102       37       2,400    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107    3,983     138,300    SH              SOLE      NONE                   NONE
Price Legacy Corp                    STOCK  74144P502        9         550    SH              SOLE      NONE                   NONE
Prime Group Realty Trust             STOCK  74158J103      652     101,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202    4,943     175,300    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104      625      14,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621k106    1,345      47,800    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109       53       2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104      160       4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109      351       6,000    SH              SOLE      NONE                   NONE
Sizeler Property Investors Inc       STOCK  830137105    2,052     176,300    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108    3,124      74,800    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103       50       2,000    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101    4,431      82,200    SH              SOLE      NONE                   NONE
Ryland Group Inc                     STOCK  783764103      266       3,000    SH              SOLE      NONE                   NONE
Toll Brothers Inc                    STOCK  889478103      273       6,000    SH              SOLE      NONE                   NONE
U.S. Restaurant Properties           STOCK  902971100    3,532     188,500    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102    1,315      67,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102        0       1,260    SH              SOLE      NONE                   NONE
Vornado Operating Inc                STOCK  92904N103        0         250    SH              SOLE      NONE                   NONE

3M Co                                STOCK  88579Y101      884      10,800    SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100      822      20,000    SH              SOLE      NONE                   NONE
Rio Tinto Alcan Inc                  STOCK  013716105      139       3,100    SH              SOLE      NONE                   NONE
Alcoa Inc                            STOCK  013817101       90       2,600    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103      817      15,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101      372      11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109      871      16,800    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101      305       9,800    SH              SOLE      NONE                   NONE
Archer-Daniels-Midland Co            STOCK  039483102      110       6,500    SH              SOLE      NONE                   NONE
Avon Products Inc                    STOCK  054303102      372       4,900    SH              SOLE      NONE                   NONE
Bank One Corp                        STOCK  06423A103      556      10,200    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104      632       7,800    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108    1,030      42,500    SH              SOLE      NONE                   NONE
Cadbury PLC                          STOCK  127209302      199       6,200    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105      905      12,000    SH              SOLE      NONE                   NONE
CIGNA Corp                           STOCK  125509109    1,003      17,000    SH              SOLE      NONE                   NONE
Citigroup Inc                        STOCK  172967101      786      15,200    SH              SOLE      NONE                   NONE
Coca-Cola Co/The                     STOCK  191216100      498       9,900    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103      419       7,600    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103      245      12,400    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104      604      13,700    SH              SOLE      NONE                   NONE
Del Monte Foods Co                   STOCK  24522P103       13       1,161    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  264399106      221       9,800    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206      231       5,000    SH              SOLE      NONE                   NONE
FedEx Corp                           STOCK  31428X106      128       1,700    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103      273       6,900    SH              SOLE      NONE                   NONE
FleetBoston Financial Corp           STOCK  339030108      292       6,500    SH              SOLE      NONE                   NONE
General Electric Co                  STOCK  369604103      488      16,000    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104      285       6,100    SH              SOLE      NONE                   NONE
Gillette Co/The                      STOCK  375766102      239       6,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102      201       7,400    SH              SOLE      NONE                   NONE
HJ Heinz Co                          STOCK  423074103      343       9,200    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103    1,197      52,400    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101      827       9,000    SH              SOLE      NONE                   NONE
JC Penney Co Inc                     STOCK  708160106      278       8,000    SH              SOLE      NONE                   NONE
Kellogg Co                           STOCK  487836108      228       5,800    SH              SOLE      NONE                   NONE
Keycorp                              STOCK  493267108      230       7,600    SH              SOLE      NONE                   NONE
Kimberly-Clark Corp                  STOCK  494368103       50         800    SH              SOLE      NONE                   NONE
Kraft Foods Inc                      STOCK  50075N104       42       1,300    SH              SOLE      NONE                   NONE
Kroger Co/The                        STOCK  501044101      146       8,800    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101      246      11,300    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108      562       8,400    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104      265       5,900    SH              SOLE      NONE                   NONE
Maytag Corp                          STOCK  578592107      698      22,100    SH              SOLE      NONE                   NONE
MBNA Corp                            STOCK  55262L100      713      25,800    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102      721      21,192    SH              SOLE      NONE                   NONE
Merck & Co Inc/NJ                    STOCK  589331107    1,167      26,400    SH              SOLE      NONE                   NONE
Microsoft Corp                       STOCK  594918104      999      40,000    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104      145       4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       98       4,400    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106      271       9,900    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108      194       3,600    SH              SOLE      NONE                   NONE
Pfizer Inc                           STOCK  717081103      764      21,800    SH              SOLE      NONE                   NONE
Piper Jaffray Cos                    STOCK  724078100       11         208    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109      115       1,100    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202       71       2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104       63       1,400    SH              SOLE      NONE                   NONE
Sara Lee Corp                        STOCK  803111103      313      14,300    SH              SOLE      NONE                   NONE
Schering-Plough Corp                 STOCK  806605101      260      16,000    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106      770      17,100    SH              SOLE      NONE                   NONE
Walt Disney Co/The                   STOCK  254687106      125       5,000    SH              SOLE      NONE                   NONE
Time Warner Inc                      STOCK  887317105      179      10,600    SH              SOLE      NONE                   NONE
TJX Cos Inc                          STOCK  872540109      666      27,100    SH              SOLE      NONE                   NONE
Travelers Property Casualty Co       STOCK  89420G109        4         216    SH              SOLE      NONE                   NONE
Travelers Property Casualty Co       STOCK  89420G406        8         443    SH              SOLE      NONE                   NONE
United Parcel Service Inc            STOCK  911312106       98       1,400    SH              SOLE      NONE                   NONE
US Bancorp                           STOCK  902973304      968      35,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104      694      19,000    SH              SOLE      NONE                   NONE
CBS Corp                             STOCK  925524100       55       1,400    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103      770      12,900    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109      395      12,000    SH              SOLE      NONE                   NONE
Waste Management Inc                 STOCK  94106L109      181       6,000    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101      827      14,600    SH              SOLE      NONE                   NONE
Wendy's International Inc            STOCK  950590109       57       1,400    SH              SOLE      NONE                   NONE
WM Wrigley Jr Co                     STOCK  982526105       95       1,600    SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100    1,010      26,900    SH              SOLE      NONE                   NONE